Share Based Payment	12 Months Ended
Dec. 31, 2020
Share Based Payment [Abstract]
SHARE BASED PAYMENT
NOTE 15 -	SHARE BASED PAYMENT:

a.	The Company maintains a share-based payment plan for employees, directors and consultants (the “Plan”). According to the Plan, the options vest over a period of up to four years, and their term period is ten years. Nevertheless, the Board of Directors is qualified to resolve on different vesting terms. Below is a summary of the Company’s grants under the Plan during 2018, 2019 and 2020:

Date of grant	Options amount	Exercise price	Fair value at the date of grant (2)	Volatility (3)	Risk free interest	Expected term
		in NIS	in thousand $			In years
June 20, 2018	33,502	29.80-59.40	130	75.50%	2.24%	10
June 20, 2018	11,500	28.60	72	75.30%	2.24%	10
October 2, 2019	269,476	0.02-4.062	189	81.33%	0.72%	3
February 25, 2020 (1)	526,589	0.001	27			3
May 26, 2020 (1)	306,870	0.00	10			3
August 2, 2020	51,290,000	0.00-0.151	1,341	99.89-109.54%	0.16-0.71%	3-10
August 30, 2020	300,000	0.131	5	99.08%	0.74%	10
September 15, 2020	36,450,000	0.151	483	98.66-120.99%	0.07-0.82%	1.5-10
December 23, 2020 (1)	422,400	0.00	13			3

(1)	Fully vested at grant date, calculated according to the intrinsic value at the date of grant.

(2)	The early exercise multiple used for the fair value calculations for grants during 2020, 2019 and 2018 is 2.5 for each offeree.

(3)	Volatility is based on volatility data of the traded share price of the Company.

b.	Movement in the number of share options outstanding and their related weighted average exercise prices are as follows:

	2020		2019		2018
	Number	Average	Number	Average	Number	Average
	of	exercise	of	Exercise	of	Exercise
	options	price	options	Price	options	Price
		$		$		$
Outstanding at beginning of year:	261,276	6.20	173,628	22.19	202,763	25.20
Granted	89,296,128	0.03	269,476	0.88	45,002	9.20
Exercised	(251,299)	-	(66,330)	0.01	(8,963)	11.40
Forfeited	(1,050,000)	0.04	(20,720)	11.26	(47,767)	24.60
Expired	(3,281)	26.05	(15,476)	16.89	(17,407)	22.60
Cancelled	-	-	(79,302)	24.93	-	-
Outstanding at end of year	88,252,824	0.05	261,276	6.20	173,628	22.20
Exercisable at end of year	5,909,170	0.15	253,871	3.22	93,969	17.80

c.	The following table summarizes information about exercise price and the remaining contractual life of options outstanding at the end of 2020, 2019 and 2018:

	2020		2019		2018
		Weighted		Weighted		Weighted
	Number	average	Number	average	Number	average
	outstanding	remaining	outstanding	remaining	outstanding	remaining
Exercise	at	contractual	at	contractual	at	contractual
Prices	end of year	Life	end of year	Life	end of year	Life
$		Years		Years		Years
-	55,571	2.40	-	-	-	-
-	3,050,000	2.59	-	-	-	-
-	422,400	2.98	-	-	-	-
-	20,850,000	9.59	-	-	-	-
-	526,859	2.15	-	-	-	-
0.04	300,000	9.67	-	-	-	-
0.04	180,000	2.59	-	-	-	-
0.04	26,160,000	9.59	-	-	-	-
0.04	34,350,000	9.59	-	-	-	-
0.04	2,100,000	1.20
1.17	203,146	1.75	203,146	2.76	-	-
7.97	14,771	3.38	14,771	4.39	14,771	5.39
7.97	10,992	4.22	10,992	5.23	16,139	6.25
7.97	13,081	5.05	13,081	6.05	13,081	7.05
7.97	500	7.47	1,281	8.48	18,501	9.48
7.97	7,500	7.47	7,500	8.48	10,000	9.48
12.20	-	-	-	-	941	6.01
16.40	-	-	-	-	5,000	9.48
24.40	1,000	6.91	1,000	7.91	13,500	8.91
24.80	2,004	5.66	2,004	6.66	21,570	7.66
24.80	-	-	-	-	7,778	7.71
24.80	2,500	6.24	2,500	7.24	16,145	8.24
24.80	-	-	-	-	11,501	8.56
24.80	-	-	-	-	5,000	8.32
24.80	-	-	2,500	1.58	7,500	8.66
25.60	-	-	-	-	-	-
27.40	-	-	-	-	170	7.66
31.60	-	-	-	-	2,500	8.66
34.60	-	-	-	-	2,500	0.66
35.20	-	-	-	-	1,406	8.25
36.60	-	-	-	-	-	-
38.80	2,500	6.56	2,500	7.56	5,625	8.56
	88,252,824		261,276		173,628

d.	Warrants grant to a service provider

On December 1, 2020, the Company issued 50,000 warrants to a certain service provider, which can be exercised into 50,000 ADSs (2,000,000 ordinary shares) using a cashless mechanism. The exercise price of the warrants is $1.015 per ADS, they vest 50% upon issuance and 50% following 6 months form the date of grant, and their expiration date is 3 years from the date of issuance.

The fair value of the warrants which was computed according to the Black-Scholes model, amounted to $52 thousand. This value is based on the following assumptions: expected volatility of 115.78%, risk free interest of 0.17%, expected term until exercise of 2.92. Volatility is based on volatility data of share price of software companies for periods matching the expected term of the warrant until exercise.

e.	Expenses recognized in the financial statements

The costs which were recognized in the Company’s financial statements in respect of services received from its employees and consultants are presented in the table below:

	Year ended December 31,
	2020	2019	2018
	U.S. dollars in thousands
Share-based payment plans	742	612	381

The plans are intended to be governed under rules set for that purpose in the Plan. The exercise prices of the options that are exercisable into shares as of December 31, 2020 range between $0.00 to $38.86.